Contingent liabilities	12 Months Ended
Oct. 31, 2020
Contingent liabilities [Abstract]
Contingent liabilities
30 Contingent liabilities

The Company and several of its subsidiaries are, from time to time, parties to legal proceedings and claims which arise in the ordinary course of business. The directors do not anticipate that the outcome of these proceedings, actions and claims, either individually or in aggregate, will have a material adverse effect upon the Group’s financial position.

Shareholder litigation
Micro Focus International plc and certain current and former directors and officers are involved in two consolidated class action lawsuits in which plaintiffs are seeking damages for alleged violations of the Securities Act of 1933 and the Exchange Act of 1934.  Plaintiffs allege false and misleading statements or omissions in offering documents issued in connection with the Hewlett Packard Enterprise software business merger and issuance of Micro Focus American Depository Shares (“ADS”) as merger consideration, and other purportedly false and misleading statements. No liability has been recognized in either case as the complaint in one lawsuit has been dismissed and plaintiffs are now seeking an appeal, and the other lawsuit is still at an early stage in proceedings and it is too soon to estimate whether there will be any financial impact.

Patent litigation
On July 2, 2018, Wapp Tech Limited Partnership and Wapp Tech Corp. (collectively, “Wapp”) sued Micro Focus International plc in the Eastern District of Texas, accusing it of infringing claims of three patents in connection with Micro Focus International plc’s purported manufacture and sale of certain products in the ADM product line, including LoadRunner and Performance Center. Wapp also sued HPE, Wells Fargo & Company, and Bank of America Corporation for their alleged use of the same accused products. On August 13, 2019, the Texas court dismissed Micro Focus International plc for lack of personal jurisdiction, but granted Wapp’s request to amend its complaint to name Micro Focus International plc subsidiaries Seattle SpinCo, Inc., EntIT Software LLC, EntCo Interactive (Israel) Ltd., EntCo Government Software LLC, and Micro Focus (US) Inc. (collectively, the “Subsidiary Defendants”) as defendants. On August 20, 2019, Wapp filed an amended (and operative) complaint in that case naming the Subsidiary Defendants as defendants. The Court stayed the cases against HPE, Bank of America, and Wells Fargo. On December 11, 2020, Micro Focus filed a motion for summary judgment, which the Court denied on January 14, 2021.  On December 18, 2020, the case was mediated but did not settle.  The Final Pretrial Conference is scheduled for February 2021, and the Micro Focus trial is set for March 1, 2021. Micro Focus’ defences against liability include that the patent claims are not infringed, and that the patent claims are invalid. These infringement and invalidity claims will be contested on their merits at trial. Due to the Group’s assessment that the asserted patent claims are not infringed and/or are invalid, no provision is recorded for this matter, however as the outcome of the trial is uncertain we have disclosed this potential obligation.